Income Taxes - Summary of the Components of Income Tax for Period (Income) / Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax
Current year	€ 220	€ 33	€ 111
Adjustments to prior years	47	(46)	(70)
Current tax	267	(13)	42
Deferred tax
Origination / (reversal) of temporary differences	397	102	(169)
Changes in tax rates / bases	(550)	93	(22)
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	(45)	(54)	(8)
Non-recognition of deferred tax assets	41	33	22
Adjustments to prior years	(45)	12	53
Deferred tax	(201)	185	(125)
Income tax (expense) / benefit	€ 65	€ 172	€ (83)